Risk Management Activities - Market Risk - Commodity Price - Gold and Copper - Additional Information (Detail) R in Millions, $ in Millions, $ in Millions		1 Months Ended								12 Months Ended
	Jun. 30, 2019 $ / oz oz	Jun. 30, 2019 oz $ / oz $ / oz ZAR-kg	Jan. 31, 2019 ZAR-kg Ounce_of_Gold	Oct. 31, 2018 ZAR-kg Ounce_of_Gold	Apr. 30, 2018 $ / oz oz	Mar. 31, 2018 $ / oz $ / oz oz	Feb. 28, 2018 $ / oz oz	Jan. 31, 2018 $ / oz oz	Nov. 30, 2017 $ / Tonne T	Dec. 31, 2021 $ / oz	Dec. 31, 2019 USD ($) $ / oz oz	Dec. 31, 2019 AUD ($) $ / oz oz	Dec. 31, 2019 ZAR (R) $ / oz oz	Dec. 31, 2018 USD ($) $ / oz oz	Dec. 31, 2018 AUD ($) $ / oz oz	Dec. 31, 2018 ZAR (R) $ / oz oz	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 ZAR (R)
Cash Settled Average Rate Forwards [Member]
Disclosure Of Financial Risk Management [line items]
Number of ounces committed under contract | Ounce_of_Gold				112,613
Fair value hedges [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz										2,200
Commodity price risk [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [line items]
Volume Of Gold Hedged | oz														173,000	173,000	173,000
Commodity price risk [member] | Fair value hedges [member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz														1,720	1,720	1,720
Commodity price risk [member] | Fair value hedges [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz														1,789	1,789	1,789
Commodity price risk [member] | Fair value hedges [member] | Peru [member]
Disclosure Of Financial Risk Management [line items]
Total realized gain | $											$ 1.2			$ 4.8
Marked-to-market value of the hedge | $											0.0			1.2
Number of tonnes committed under contract | T									29,400
Commodity price risk [member] | Fair value hedges [member] | Peru [member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of copper | $ / Tonne									6,600
Commodity price risk [member] | Fair value hedges [member] | Peru [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of copper | $ / Tonne									7,431
Commodity price risk [member] | Fair value hedges [member] | Ghana [member]
Disclosure Of Financial Risk Management [line items]
Volume Of Gold Hedged | oz	100,000	275,000			488,900			488,900
Total realized gain | $											2.3			19.6
Marked-to-market value of the hedge | $											(36.4)			$ 2.4
Commodity price risk [member] | Fair value hedges [member] | Ghana [member] | Zero Cost Collar [Member]
Disclosure Of Financial Risk Management [line items]
Number of ounces committed under contract | oz		175,000
Commodity price risk [member] | Fair value hedges [member] | Ghana [member] | Average Rate Forwards [Member]
Disclosure Of Financial Risk Management [line items]
Number of ounces committed under contract | oz		100,000
Commodity price risk [member] | Fair value hedges [member] | Ghana [member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz	1,400	1,364			1,300			1,300
Commodity price risk [member] | Fair value hedges [member] | Ghana [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz	1,557	1,449			1,418			1,418
Commodity price risk [member] | Fair value hedges [member] | Ghana [member] | Forward Rates [Member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz		1,382
Commodity price risk [member] | Fair value hedges [member] | Asia [Member]
Disclosure Of Financial Risk Management [line items]
Volume Of Gold Hedged | oz							221,000
Strike price of gold | $ / oz							1,714
Commodity price risk [member] | Fair value hedges [member] | Australia [member]
Disclosure Of Financial Risk Management [line items]
Volume Of Gold Hedged | oz		480,000				452,800								283,000	283,000	283,000
Strike price of gold | $ / oz														1,751	1,751	1,751
Total realized gain											(113.4)	$ (163.0)		$ 8.4	$ 11.2
Marked-to-market value of the hedge											$ (78.3)			12.3			$ (111.5)		$ 17.6
Commodity price risk [member] | Fair value hedges [member] | Australia [member] | Zero Cost Collar [Member]
Disclosure Of Financial Risk Management [line items]
Number of ounces committed under contract | oz		(270,000)
Commodity price risk [member] | Fair value hedges [member] | Australia [member] | Average Rate Forwards [Member]
Disclosure Of Financial Risk Management [line items]
Number of ounces committed under contract | oz		(210,000)
Commodity price risk [member] | Fair value hedges [member] | Australia [member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz		1,933				1,703
Commodity price risk [member] | Fair value hedges [member] | Australia [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold		2,014				1,767
Commodity price risk [member] | Fair value hedges [member] | Australia [member] | Forward Rates [Member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz		1,957
Abnormally large changes in asset prices or foreign exchange rates [member] | Commodity price risk [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [line items]
Volume Of Gold Hedged | oz											456,000	456,000	456,000
Abnormally large changes in asset prices or foreign exchange rates [member] | Commodity price risk [member] | Fair value hedges [member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz											1,800	1,800	1,800
Abnormally large changes in asset prices or foreign exchange rates [member] | Commodity price risk [member] | Fair value hedges [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | $ / oz											1,869	1,869	1,869
South Africa [member] | Commodity price risk [member] | South deep [member]
Disclosure Of Financial Risk Management [line items]
Total realized gain											$ (15.2)		R (219.8)	8.9		R 117.2
Marked-to-market value of the hedge											$ (12.6)			$ 1.6				R (176.0)		R 23.3
South Africa [member] | Commodity price risk [member] | Fair value hedges [member] | Cash Settled Average Rate Forwards [Member]
Disclosure Of Financial Risk Management [line items]
Volume Of Gold Hedged | oz		200,000
South Africa [member] | Commodity price risk [member] | Fair value hedges [member] | South deep [member] | Zero Cost Collar [Member]
Disclosure Of Financial Risk Management [line items]
Number of ounces committed under contract | oz		100,000
South Africa [member] | Commodity price risk [member] | Fair value hedges [member] | South deep [member] | Average Rate Forwards [Member]
Disclosure Of Financial Risk Management [line items]
Number of ounces committed under contract | oz		100,000
South Africa [member] | Commodity price risk [member] | Fair value hedges [member] | South deep [member] | Cash Settled Average Rate Forwards [Member]
Disclosure Of Financial Risk Management [line items]
Number of ounces committed under contract | Ounce_of_Gold			112,613
Strike price of gold | ZAR-kg			617,000	617,000
South Africa [member] | Commodity price risk [member] | Fair value hedges [member] | Floor rate [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | ZAR-kg		660,000
South Africa [member] | Commodity price risk [member] | Fair value hedges [member] | Interest rate caps [member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | ZAR-kg		727,000
South Africa [member] | Commodity price risk [member] | Fair value hedges [member] | Forward Rates [Member]
Disclosure Of Financial Risk Management [line items]
Strike price of gold | ZAR-kg		681,400